Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock authorized		10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares outstanding	229,905,146	224,227,107	264,384,488
Common stock, shares issued		224,227,107	264,384,488